Commitments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2019	$ 6,003
2020	6,091
2021	6,091
2022	5,098
2023 and thereafter	12,382
Total future minimum lease payments for operating leases	35,665
Operating leases, rent expense	$ 2,277	$ 2,902